Current and Future Changes in Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Impact Upon Adoption of IFRS 9

The following table summarizes the classification and measurement impact as at November 1, 2017. Reclassifications represent movements of the carrying amount of financial assets and liabilities which have changed their classification. Remeasurement represents changes in the carrying amount of the financial assets and liabilities due to changes in their measurement.

FINANCIAL ASSETS

(millions of Canadian dollars)		As at Oct. 31, 2017			As at Nov. 1, 2017
IAS 39	IAS 39 Measurement Category	IAS 39 Carrying Amount	Re- classifications	Re- measurement	IFRS 9 Carrying Amount	IFRS 9 Measurement Category	IFRS 9	Note
Cash and due from banks	Amortized Cost	$3,971	$–	$–	$3,971	Amortized Cost	Cash and due from banks
Interest-bearing deposits with banks	Amortized Cost	51,185	–	–	51,185	Amortized Cost	Interest-bearing deposits with banks
Trading loans, securities, and other							Trading loans, securities, and other
Debt securities	FVTPL	53,402	–	–	53,402	FVTPL	Debt securities
Equity securities	FVTPL	32,010	–	–	32,010	FVTPL	Equity securities
Loans	FVTPL	11,235	(86)	–	11,149	FVTPL	Loans	(1)
Commodities and other	FVTPL	7,271	–	–	7,271	FVTPL	Commodities and other
		103,918	(86)	–	103,832
							Non-trading financial assets at FVTPL
			3,734	–	3,734	FVTPL	Debt securities	(2)
			369	–	369	FVTPL	Debt securities	(3)
			196	68	264	FVTPL	Equity securities	(4)
			2,857	–	2,857	FVTPL	Loans	(5)
			1,917	1	1,918	FVTPL	Loans	(6)
			86	–	86	FVTPL	Loans	(1)
			44	–	44	FVTPL	Loans	(5)
			9,203	69	9,272
Derivatives	FVTPL	56,195	–	–	56,195	FVTPL	Derivatives
Financial assets designated at FVTPL							Financial assets designated at FVTPL
Debt securities	FVTPL	3,150	–	–	3,150	FVTPL	Debt securities	(7)
Debt securities	FVTPL	369	(369)	–	–	FVTPL	Debt securities	(3)
Debt securities	FVTPL	513	(513)	–	–	FVTPL	Debt securities	(8)
		4,032	(882)	–	3,150
Available-for-sale securities							Financial assets at FVOCI
Debt securities	FVOCI	142,927	(3,734)	–	139,193	FVOCI	Debt securities	(2)
Debt securities	FVOCI	1,197	(1,197)	–	–	FVOCI	Debt securities	(9)
Equity securities	FVOCI	2,287	(196)	–	2,091	FVOCI	Equity securities	(4)(10)
Loans	FVOCI	–	1,823	–	1,823	FVOCI	Loans	(11)
		146,411	(3,304)	–	143,107
Held-to-maturity securities							Debt securities at amortized cost, net of allowance for credit losses
Debt securities	Amortized Cost	71,363	–	29	71,392	Amortized Cost	Debt securities	(12)
			3,209	–	3,209	Amortized Cost	Debt securities	(13)
			1,197	(7)	1,190	Amortized Cost	Debt securities	(9)
			513	–	513	Amortized Cost	Debt securities	(8)
			(155)	8	(147)		Allowance for security losses	(14)
		71,363	4,764	30	76,157
Securities purchased under reverse repurchase agreements							Securities purchased under reverse repurchase agreements
Securities purchased under reverse repurchase agreements	FVTPL	1,345	653	–	1,998	FVTPL	Securities purchased under reverse repurchase agreements	(15)
Securities purchased under reverse repurchase agreements	Amortized Cost	133,084	(653)	–	132,431	Amortized Cost	Securities purchased under reverse repurchase agreements	(15)
		134,429	–	–	134,429
Loans							Loans
Residential mortgages	Amortized Cost	222,079	(2,857)	–	219,222	Amortized Cost	Residential mortgages	(5)
Consumer instalment and other personal	Amortized Cost	157,101	(44)	–	157,057	Amortized Cost	Consumer instalment and other personal	(5)
Credit card	Amortized Cost	33,007	–	–	33,007	Amortized Cost	Credit card
Business and government	Amortized Cost	199,053	(1,823)	–	197,230	Amortized Cost	Business and government	(11)
Business and government	Amortized Cost	1,925	(1,925)	–	–	Amortized Cost	Business and government	(6)
Debt securities classified as loans	Amortized Cost	3,209	(3,209)	–	–	Amortized Cost		(13)
Total Loans before allowance		616,374	(9,858)	–	606,516		Total Loans before allowance
Allowance for loan losses		(3,783)	156	152	(3,475)		Allowance for loan losses	(14)
Loans, net of allowance for loan losses		612,591	(9,702)	152	603,041		Loans, net of allowance for loan losses
Other							Other
Customers' liability under acceptances	Amortized Cost	17,297	–	–	17,297	Amortized Cost	Customers' liability under acceptances
Amounts receivable from brokers, dealers, and clients	Amortized Cost	29,971	–	–	29,971	Amortized Cost	Amounts receivable from brokers, dealers, and clients
Other financial assets	Amortized Cost	4,556	8	(28)	4,536	Amortized Cost	Other financial assets
		51,824	8	(28)	51,804
Total financial assets		1,235,919	1	223	1,236,143		Total financial assets
Non-financial assets		43,076	–	2	43,078		Non-financial assets	(16)
Total assets		$1,278,995	$1	$225	$1,279,221		Total assets

FINANCIAL LIABILITIES

(millions of Canadian dollars)		As at Oct. 31, 2017			As at Nov. 1, 2017
IAS 39	IAS 39 Measurement Category	IAS 39 Carrying Amount	Re- classifications	Re- measurement	IFRS 9 Carrying Amount	IFRS 9 Measurement Category	IFRS 9	Note
Trading deposits	FVTPL	$79,940	$–	$–	$79,940	FVTPL	Trading deposits
Derivatives	FVTPL	51,214	–	–	51,214	FVTPL	Derivatives
Securitization liabilities at fair value	FVTPL	12,757	–	–	12,757	FVTPL	Securitization liabilities at fair value
Deposits	Amortized Cost	832,824	–	–	832,824	Amortized Cost	Deposits
Acceptances	Amortized Cost	17,297	–	–	17,297	Amortized Cost	Acceptances
Obligations related to securities sold short	FVTPL	35,482	–	–	35,482	FVTPL	Obligations related to securities sold short
Obligations related to securities sold under repurchase agreements	Amortized Cost/FVTPL	88,591	–	–	88,591	Amortized Cost/FVTPL	Obligations related to securities sold under repurchase agreements
Securitization liabilities at amortized cost	Amortized Cost	16,076	–	–	16,076	Amortized Cost	Securitization liabilities at amortized cost
Amounts payable to brokers, dealers, and clients	Amortized Cost	32,851	–	–	32,851	Amortized Cost	Amounts payable to brokers, dealers, and clients
Subordinated notes and debentures	Amortized Cost	9,528	–	–	9,528	Amortized Cost	Subordinated notes and debentures
Other financial liabilities	Amortized Cost	9,934	–	250	10,184	Amortized Cost	Other financial liabilities	(14)
Total financial liabilities		1,186,494	–	250	1,186,744		Total financial liabilities
Non-financial liabilities		17,311	–	–	17,311		Non-financial liabilities
Total liabilities		1,203,805	–	250	1,204,055		Total liabilities
Retained earnings		40,489	–	53	40,542		Retained earnings
Accumulated other comprehensive income		8,006	1	(78)	7,929		Accumulated other comprehensive income
Other equity		26,695	–	–	26,695		Other equity
Total liabilities and equity		$1,278,995	$1	$225	$1,279,221		Total liabilities and equity

[1]

Certain loans that met the definition of trading under IAS 39 have been reclassified to non-trading financial assets at FVTPL, as these loans are held within a business model that is managed on a fair value basis but are not subject to active and frequent buying and selling with the objective of generating a profit from short-term fluctuations in price.

[2]

Certain available-for-sale (AFS) debt securities under IAS 39 are required to be measured at FVTPL under IFRS 9 as these securities do not pass the SPPI test. Previously recognized changes in fair value on these securities were reclassified to retained earnings.

[3]	Certain debt securities designated at FVTPL under IAS 39 are required to be measured at FVTPL under IFRS 9 as they do not pass the SPPI test.
[4]

Certain equity securities classified as AFS under IAS 39 have been reclassified to non-trading financial assets at FVTPL. Unrealized gains (losses) on the AFS equity securities were reclassified to retained earnings. In addition, certain AFS equity securities were measured at cost under IAS 39 as they did not have a quoted market price in an active market and their fair value could not be reliably measured. Under IFRS 9, these equity securities are required to be measured at fair value as the exception under IAS 39 is no longer available. The difference between the cost and the fair value was recorded in retained earnings.

[5]	Certain loans are held in a business model managed on a fair value basis under IFRS 9 and are therefore reclassified to non-trading financial assets at FVTPL.
[6]

Certain business and government loans are required to be measured at FVTPL as they do not pass the SPPI test. The carrying value of these loans was adjusted to reflect their fair value with the difference recorded in retained earnings.

[7]	Certain debt securities designated at FVTPL under IAS 39 have been similarly re-designated to be measured at FVTPL to achieve a significant reduction in accounting mismatch.
[8]

Certain debt securities held by the Bank were designated at FVTPL under IAS 39. Under IFRS 9, the designation was revoked and these debt securities are held within a held-to-collect business model and are measured at amortized cost. Previously recognized changes in fair value of these securities were reversed through retained earnings. The fair value of these debt securities was $1,143 million as at October 31, 2018. Had the Bank not reclassified these debt securities to amortized cost, the change in fair value recognized on the Consolidated Statement of Income would not have been material during the year ended October 31, 2018. The effective interest rate of these debt securities determined on November 1, 2017 ranged from 0.55% to 1.38% and interest income of $11 million was recognized during the year ended October 31, 2018.

[9]

Certain debt securities classified as AFS under IAS 39 were held within a business model with an objective to hold assets to collect contractual cash flows. The carrying value of these debt securities as at November 1, 2017 has been adjusted to amortized cost through AOCI. The fair value of these debt securities was $1.2 billion as at October 31, 2018. Had the Bank not reclassified these debt securities to amortized cost, the change in unrealized gains (losses) on AFS securities recognized on the Consolidated Statement of Comprehensive Income would have been a loss of $27 million during the year ended October 31, 2018.

[10]

Certain equity securities classified as AFS under IAS 39 have been designated to be measured at FVOCI under IFRS 9. Previously recognized impairment associated with these equity securities has been reclassified from retained earnings to AOCI.

[11]	Certain business and government loans measured at amortized cost under IAS 39 are included in a held-to-collect-and-sell business model under IFRS 9 and are measured at FVOCI.
[12]

Under IAS 39, certain debt securities were reclassified out of the AFS category to HTM at their fair value as of the reclassification date. Under IFRS 9, these debt securities are held within a held-to-collect business model and are measured at amortized cost. On transition, the carrying amount of these debt securities was adjusted through AOCI to reflect amortized cost measurement since their inception.

[13]	Debt securities classified as loans have been reclassified as debt securities at amortized cost under IFRS 9.
[14]	Refer to the impairment allowance reconciliation for remeasurement of credit losses under IFRS 9.
[15]

Certain securities purchased under reverse repurchase agreements were measured at amortized cost under IAS 39. These securities are included in a held-for-sale business model with a purpose to hold these instruments for trading and are measured at FVTPL.

[16]	Tax impact related to the adoption of IFRS 9.

Summary of Impact upon Adoption of IFRS 9 - Impairment

The reconciliation of the Bank's closing allowances for credit losses in accordance with IAS 39 and provisions for loan commitments and financial guarantee contracts in accordance with IAS 37 to the Bank's opening ECL determined in accordance with IFRS 9, as at November 1, 2017, is shown in the following table:

Reconciliation of the Closing Allowance for Credit Losses under IAS 39/IAS 37 to Opening Allowance for Credit Losses under IFRS 9[1]

(millions of Canadian dollars)	IAS 39/IAS 37 closing balance as at October 31, 2017						IFRS 9 opening balance as at November 1, 2017
	Incurred but not identified	Counterparty- specific	Individually Insignificant	Total IAS 39/ IAS 37 closing balance	Re- classifications[2]	Re- measurement[3]	Stage 1	Stage 2	Stage 3	Total IFRS 9 opening balance
Loans
Residential mortgages	$36	$–	$42	$78	$–	$17	$24	$26	$45	$95
Consumer instalment and other personal	689	–	147	836	–	214	529	355	166	1,050
Credit card	1,231	–	335	1,566	–	39	763	521	321	1,605
Business and government	1,526	134	29	1,689	(10)	(172)	706	627	174	1,507
Debt securities classified as loans	20	126	–	146	(146)	–	–	–	–	–
	3,502	260	553	4,315	(156)	98	2,022	1,529	706	4,257
Acquired credit-impaired loans	–	3	32	35	–	–	–	–	35	35
Total loans, including off-balance sheet instruments	3,502	263	585	4,350	(156)	98	2,022	1,529	741	4,292
Less: Off-balance sheet instruments[4]	567	–	–	567	–	250	488	329	–	817
Total allowance for loan losses[5]	2,935	263	585	3,783	(156)	(152)	1,534	1,200	741	3,475
Debt securities at amortized cost[6,7]	–	–	–	–	155	(8)	–	21	126	147
Debt securities at fair value through other comprehensive income	$–	$–	$–	$–	$1	$4	$3	$2	$–	$5

[1]	Stage 3 allowance under IFRS 9 and counterparty-specific and individually insignificant allowance under IAS 39 represent allowance for credit losses on impaired financial assets.
[2]	Reclassifications represent the impact of classification and measurement changes on impairment allowances.
[3]	Remeasurement includes the impact of adopting the ECL model under IFRS 9, which has been recorded as an adjustment to opening retained earnings on November 1, 2017.
[4]	The allowance for credit losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.
[5]

Excludes allowance on securities purchased under reverse repurchase agreements, amounts receivable from brokers, dealers, and clients, and other assets which are netted against the related assets. The allowance for credit losses related to customers' liability under acceptances is included in business and government.

[6]	Impairment allowances related to held-to-maturity securities were previously included in the allowances for business and government loans under IAS 39.
[7]	Previously held-to-maturity securities and debt securities classified as loans under IAS 39.